Developed and Undeveloped Acreage (Including Both Leases and Concessions) Held (Parenthetical) (Detail) a in Thousands	Jun. 30, 2018 a
Gas and oil acreage [Line Items]
Developed acreage, Gross	3,464
Developed acreage, Net	1,556
Undeveloped acreage, Gross	8,668
Undeveloped acreage, Net	6,027
United States [member]
Gas and oil acreage [Line Items]
Developed acreage, Gross	1,137
Developed acreage, Net	669
Undeveloped acreage, Gross	1,313
Undeveloped acreage, Net	1,085
United States [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Gas and oil acreage [Line Items]
Developed acreage, Gross	1,039
Developed acreage, Net	633
Undeveloped acreage, Gross	210
Undeveloped acreage, Net	162